Interest in Other Entities (Details) - Schedule of general information	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gix [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	34.58%	8.22%
Automax [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	5.63%	24.92%
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	36.81%	19.90%
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	27.02%	60.00%
Elbit Imaging [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel
Company rights in share capital and voting rights	5.72%
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel
Company rights in share capital and voting rights	35.06%
Revoltz [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel
Company rights in share capital and voting rights	19.90%